Allowance for Doubtful Accounts (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at the beginning of the year			156	596
Provision for the year	365	2,276
Reversal of bad debt expense				(377)
Write-off of accounts receivable		(1,629)	(156)	(63)
Balance at the end of the year		647		156